Cash collateral on securities and reverse repurchase agreements- Selling financial instruments and repurchasing (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending	$ 438,034	$ 303,820	$ 195,392
Carrying amount of securities lent and of Payables from Repurchase Agreements and Security Lending		298,708	195,437
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		130,197	10,264
Instruments issued by the Chilean Governments and Central Bank of Chile | Central Bank bonds
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		130,197	5,169
Instruments issued by the Chilean Governments and Central Bank of Chile | Central Bank promissory notes
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending			5,095
Other instruments issued in Chile
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		173,623	185,128
Other instruments issued in Chile | Bonds from domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending			2,013
Other instruments issued in Chile | Deposits in domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		168,825	171,121
Other instruments issued in Chile | Other instruments
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		4,798	11,994
Up to 1 month
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		297,162	138,630
Up to 1 month | Instruments issued by the Chilean Governments and Central Bank of Chile
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		130,197	10,264
Up to 1 month | Instruments issued by the Chilean Governments and Central Bank of Chile | Central Bank bonds
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		130,197	5,169
Up to 1 month | Instruments issued by the Chilean Governments and Central Bank of Chile | Central Bank promissory notes
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending			5,095
Up to 1 month | Other instruments issued in Chile
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		166,965	128,366
Up to 1 month | Other instruments issued in Chile | Bonds from domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending			2,013
Up to 1 month | Other instruments issued in Chile | Deposits in domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		162,167	114,359
Up to 1 month | Other instruments issued in Chile | Other instruments
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		4,798	11,994
Between 1 and 3 months
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		1,448
Between 1 and 3 months | Other instruments issued in Chile
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		1,448
Between 1 and 3 months | Other instruments issued in Chile | Deposits in domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		1,448
Between 3 and 12 months
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		5,210	56,762
Between 3 and 12 months | Other instruments issued in Chile
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		5,210	56,762
Between 3 and 12 months | Other instruments issued in Chile | Deposits in domestic banks
Payables by selling financial instruments and security repurchase commitment
Payables from repurchase agreements and security lending		$ 5,210	$ 56,762